Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2016
Brokers and Dealers [Abstract]
Schedule Of Margin Deposits And Guaranty Funds Assets

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$27,046	$16,833	$6,184	$107	$50,170
Guaranty fund	2,444	2,135	316	85	4,980
Total	$29,490	$18,968	$6,500	$192	$55,150
As of December 31, 2015, our cash margin deposits and guaranty fund are as follows for the ICE Clearing Houses (in millions):

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$28,454	$13,750	$3,882	$159	$46,245
Guaranty fund	2,589	2,011	311	13	4,924
Total	$31,043	$15,761	$4,193	$172	$51,169

Schedule Of Assets Pledged By Clearing Members As Original Margin And Guaranty Fund Deposits Table

	As of December 31, 2016				As of December 31, 2015
	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses
Original margin:
Government securities at face value	$22,961	$6,013	$10,542	$37	$21,690	$4,989	$8,161	$97
Other	—	—	—	368	—	—	—	381
Total	$22,961	$6,013	$10,542	$405	$21,690	$4,989	$8,161	$478
Guaranty fund:
Government securities at face value	$217	$178	$147	$40	$267	$229	$158	$61